UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Crosslink Capital, Inc.

Address:   Two Embarcadero Center
           Suite 2200
           San Francisco, CA 94111


Form 13F File Number: 28-05263


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jerome S. Contro
Title:  Chief Operating Officer
Phone:  415-617-1800

Signature,  Place,  and  Date  of  Signing:

/s/ Jerome S. Contro               San Francisco, CA                  11/15/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              64

Form 13F Information Table Value Total:  $      597,731
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ ----------------- --------- -------- ----------------- ---------- -------- -------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ ----------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ABOVENET INC                   COMMON STOCKS     00374N107     1026    19700 SH       SOLE                  19700      0    0
ADEPT TECHNOLOGY INC           COMMON STOCKS     006854202     2515   432937 SH       SOLE                 432937      0    0
ADOBE SYSTEMS INC              COMMON STOCKS     00724F101    12288   469900 SH       SOLE                 469900      0    0
ADVANCED ENERGY INDUSTRIES     COMMON STOCKS     007973100     6358   486800 SH       SOLE                 486800      0    0
AKAMAI TECHNOLOGIES INC        COMMON STOCKS     00971T101      313     6253 SH       SOLE                   6253      0    0
ANCESTRY.COM                   COMMON STOCKS     032803108    51490  2262331 SH       SOLE                2262331      0    0
APPLE                          COMMON STOCKS     037833100    25452    89700 SH       SOLE                  89700      0    0
ATHEROS COMMUNICATIONS INC     COMMON STOCKS     04743P108    11721   444838 SH       SOLE                 444838      0    0
AUTHENTEC INC                  COMMON STOCKS     052660107     3200  1939600 SH       SOLE                1939600      0    0
AVAGO TECHNOLOGIES LTD         SHS               Y0486S104    21553   957471 SH       SOLE                 957471      0    0
AVIAT NETWORKS INC             COMMON STOCKS     05366Y102     1559   381200 SH       SOLE                 381200      0    0
BMC SOFTWARE INC               COMMON STOCKS     055921100    26405   652300 SH       SOLE                 652300      0    0
BAIDU INC                      SPONSORED ADR     056752108    36050   351300 SH       SOLE                 351300      0    0
BLUE COAT SYSTEMS INC          COMMON STOCKS     09534T508     5313   220810 SH       SOLE                 220810      0    0
CB RICHARD ELLIS GROUP INC     CLASS A           12497T101     2545   139200 SH       SOLE                 139200      0    0
CANADIAN SOLAR INC             COMMON STOCKS     136635109     4298   263700 SH       SOLE                 263700      0    0
CARDTRONICS INC                COMMON STOCKS     14161H108     3645   236400 SH       SOLE                 236400      0    0
CASCADE MICROTECH INC          NASDAQ OTC ISSUES 147322101     1276   335706 SH       SOLE                 335706      0    0
CHARLES SCHWAB CORP            COMMON STOCKS     808513105    17552  1262700 SH       SOLE                1262700      0    0
CHINACACHE INT HOLDINGS        SPONSORED ADR     16950M107      209    15000 SH       SOLE                  15000      0    0
CITY TELECOM H K LTD.          SPONSORED ADR     178677209     4351   346669 SH       SOLE                 346669      0    0
COVANTA HOLDINGS CORP          COMMON STOCKS     22282E102     5196   329910 SH       SOLE                 329910      0    0
CREE INC                       COMMON STOCKS     225447101     6585   121300 SH       SOLE                 121300      0    0
CTRIP COM INTL LTD ADR         SPONSORED ADR     22943F100     5023   105200 SH       SOLE                 105200      0    0
DEMANDTEC INC                  COMMON STOCKS     24802R506     5160   548329 SH       SOLE                 548329      0    0
EHEALTH INC                    COMMON STOCKS     28238P109     4708   364700 SH       SOLE                 364700      0    0
EMC CORP MASS                  COMMON STOCKS     268648102     8823   434400 SH       SOLE                 434400      0    0
EQUINIX INC                    COMMON STOCKS     29444U502    36924   360988 SH       SOLE                 360988      0    0
EZCHIP SEMICONDUCTOR LTD       ORD               M4146y108     4689   185700 SH       SOLE                 185700      0    0
FIDELITY NATL INFORMATION SVCS COMMON STOCKS     31620M106    14317   527700 SH       SOLE                 527700      0    0
FINANCIAL ENGINES INC          COMMON STOCKS     317485100      854    64300 SH       SOLE                  64300      0    0
FISERV INC                     COMMON STOCKS     337738108     5231    97200 SH       SOLE                  97200      0    0
FOCUS MEDIA HOLDING LTD        SPONSORED ADR     34415V109     6553   270200 SH       SOLE                 270200      0    0
FORTINET INC                   COMMON STOCKS     34959E109    10960   438385 SH       SOLE                 438385      0    0
GOOGLE INC                     CLASS A           38259P508     6204    11800 SH       SOLE                  11800      0    0
HISOFT TECHNOLOGY INTL LTD     SPONSORED ADR     43358R108     5601   227792 SH       SOLE                 227792      0    0
JDA SOFTWARE GROUP INC         COMMON STOCKS     46612K108    15582   614428 SH       SOLE                 614428      0    0
JUNIPER NETWORKS INC           COMMON STOCKS     48203R104     9399   309700 SH       SOLE                 309700      0    0
KORN FERRY INTL                COMMON STOCKS     500643200     4474   270500 SH       SOLE                 270500      0    0
MAGMA DESIGN AUTOMATION INC    COMMON STOCKS     559181102     2228   602078 SH       SOLE                 602078      0    0
MEDIAMIND TECHNOLOGIES INC     COMMON STOCKS     58449C100     3692   267503 SH       SOLE                 267503      0    0
MEMC ELECTRONIC MATERIALS INC  COMMON STOCKS     552715104     4887   410000 SH       SOLE                 410000      0    0
MERCADOLIBRE INC               COMMON STOCKS     58733R102     6655    92200 SH       SOLE                  92200      0    0
MONOLITHIC POWER SYS INC       COMMON STOCKS     609839105     4847   296826 SH       SOLE                 296826      0    0
MSCI INC                       COMMON STOCKS     55354G100    11009   331500 SH       SOLE                 331500      0    0
NETLOGIC MICROSYSTEMS INC      COMMON STOCKS     64118B100     1685    61100 SH       SOLE                  61100      0    0
OPENTABLE INC                  COMMON STOCKS     68372A104     6468    95000 SH       SOLE                  95000      0    0
OPNEXT INC                     COMMON STOCKS     68375V105     4603  2931719 SH       SOLE                2931719      0    0
ORTHOVITA INC                  COMMON STOCKS     68750U102     2565  1130000 SH       SOLE                1130000      0    0
PDF SOLUTIONS INC              COMMON STOCKS     693282105      111    30000 SH       SOLE                  30000      0    0
POWER ONE INC                  COMMON STOCKS     73930R102     1331   146400 SH       SOLE                 146400      0    0
POWERSHARES QQQ trust          UNIT SER 1        73935A104      236     4800 SH       SOLE                   4800      0    0
QUALCOMM INCORPORATED          COMMON STOCKS     747525103    14203   314700 SH       SOLE                 314700      0    0
RENESOLA LTD                   SPN               75971T103    14174  1133900 SH       SOLE                1133900      0    0
RIVERBED TECHNOLOGY INC        COMMON STOCKS     768573107    14613   320600 SH       SOLE                 320600      0    0
SAPIENT CORPORATION            COMMON STOCKS     803062108     3136   262000 SH       SOLE                 262000      0    0
SHORETEL INC                   COMMON STOCKS     825211105     6861  1383307 SH       SOLE                1383307      0    0
SINA CORPORATION               ORD               G81477104    13485   266600 SH       SOLE                 266600      0    0
SUCCESSFACTORS INC             COMMON STOCKS     864596101     7373   293609 SH       SOLE                 293609      0    0
TRINA SOLAR LTD                SPONSORED ADR     89628E104    33195  1099900 SH       SOLE                1099900      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ ----------------- --------- -------- ----------------- ---------- -------- -------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ ----------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
VERISK ANALYTICS INC           CL A              92345Y106     7462   266397 SH       SOLE                 266397      0    0
VISTAPRINT                     SHS               N93540107    28253   731000 SH       SOLE                 731000      0    0
VOCUS INC                      COMMON STOCKS     92858J108     5217   282300 SH       SOLE                 282300      0    0
VISA INC                       COMMON STOCKS     92826C839     4040    54400 SH       SOLE                  54400      0    0


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